Fees Summary	Nov. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,075,000
Previously Paid Amount	0.00
Total Fee Amount	930.08
Total Offset Amount	0.00
Net Fee	930.08
Narrative - Max Aggregate Offering Price	$ 6,075,000
Final Prospectus	true